Note 12 (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance of this heading of the condensed consolidated balance sheets by type of financial instruments is as follows:

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Equity instruments	6.2	1,603	1,451
Debt securities		56,554	57,526
Loans and advances to credit institutions	6.2	25	25
Total	7	58,182	59,002
Of which: loss allowances of debt securities		(57)	(112)

Other comprehensive income, changes in gains or losses [Table Text Block]
The changes in the unrealized gains/losses (net of taxes) during the six months ended June 30, 2025 and in the year ended December 31, 2024 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the condensed consolidated balance sheets are as follows:

OTHER COMPREHENSIVE INCOME - CHANGES IN GAINS (LOSSES) (MILLIONS OF EUROS)

		Debt securities		Equity instruments
	Notes	June 2025	December 2024	June 2025	December 2024
Balance at the beginning		(576)	(357)	(905)	(1,112)
Valuation gains and losses		231	(568)	133	228
Amounts transferred to income		219	247
Amounts transferred to Reserves				2	—
Income tax and other		(131)	101	(10)	(20)
Balance at the end	27	(257)	(576)	(779)	(905)